Interests in Resource Properties - exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	$ 254,706
Ending balance	201,802	$ 254,706
Hydrocarbon Probable Reserves
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	12,367	12,367
Reclassification to assets held for sale	(12,367)	0
Ending balance	0	12,367
Hydrocarbon Undeveloped lands
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	4,640	4,640
Reclassification to assets held for sale	(4,640)	0
Ending balance	$ 0	$ 4,640